Investments in associates - Summarized financial information relating to associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates [line items]
Sales and other operating revenues	$ 213,032		$ 248,891		$ 164,195
Profit (loss) before interest and taxation	27,348		18,039		18,082
Finance costs	3,840		2,703		2,857
Profit (loss) before taxation	23,749		15,405		15,227
Taxation	7,869		16,762		6,740
Non-controlling interests	641		1,130		922
Profit for the year	15,239		(2,487)		7,565
Other comprehensive income	(511)	[1]	8,208	[2]	2,065	[2]
Total comprehensive income	15,369	[1]	6,851	[2]	10,552	[2]
Non-current assets	176,148		180,432
Current assets	104,146		107,688
Total assets	280,294		288,120
Current liabilities	86,078		99,018
Non-current liabilities	108,723		106,112
Total liabilities	194,801		205,130
Net assets	85,493		82,990
Non-controlling interests	15,210		15,437
bp shareholders’ equity	70,283		67,553
Group investment in associates	7,814		8,201
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues					26,163
Profit (loss) before interest and taxation					4,084
Finance costs					299
Profit (loss) before taxation					3,785
Taxation					707
Non-controlling interests					384
Profit for the year					2,694
Other comprehensive income					12
Total comprehensive income					2,706
Group investment in associates	0		0
Other associates
Disclosure of associates [line items]
Sales and other operating revenues					10,005
Profit (loss) before interest and taxation					1,602
Finance costs					73
Profit (loss) before taxation					1,529
Taxation					767
Non-controlling interests					0
Profit for the year					762
Other comprehensive income					27
Total comprehensive income					789
Group investment in associates	7,814		8,201
Associates
Disclosure of associates [line items]
Sales and other operating revenues	11,396		14,841		36,168
Profit (loss) before interest and taxation	2,279		3,053		5,686
Finance costs	41		73		372
Profit (loss) before taxation	2,238		2,980		5,314
Taxation	1,407		1,498		1,474
Non-controlling interests	0		80		384
Profit for the year	831		1,402		3,456
Other comprehensive income	(237)		352		39
Total comprehensive income	594		1,754		3,495
Non-current assets	11,483		11,993
Current assets	3,776		3,368
Total assets	15,259		15,361
Current liabilities	3,003		2,936
Non-current liabilities	4,473		4,255
Total liabilities	7,476		7,191
Net assets	7,783		8,170
Non-controlling interests	0		0
bp shareholders’ equity	7,783		8,170
Loans made by group companies to associates	31		31
Group investment in associates	$ 7,814		$ 8,201
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues					118,755
Profit (loss) before interest and taxation					18,537
Finance costs					1,357
Profit (loss) before taxation					17,180
Taxation					3,209
Non-controlling interests					1,743
Profit for the year					12,228
Other comprehensive income					54
Total comprehensive income					$ 12,282

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.